EQUITY (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares
Disclosure of classes of share capital [abstract]
Share options, exercised	53,584	10,659	8,398
Ordinary shares issued from share options exercised	8,686	1,988
Ordinary shares par value | ₪ / shares				₪ 1	₪ 1
Proceeds from share options exercised | $	$ 9	$ 3
Option vested	23,572	7,656